SHAREHOLDERS' EQUITY - Preferred Stock Shares (Details) - ITHAX ACQUISITION CORP. - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, par value, (per share)	$ 0.001	$ 0.001		$ 0.001
Preferred shares, shares issued	0	0		0
Preferred shares, shares outstanding	0	0		0